Trade and other receivables - Net (impairment losses) reversals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net (impairments) reversals of trade and other receivables
New provisions	€ (502)	€ (419)	€ (550)
Net credit losses	(98)	(81)	(66)
Reversals	351	547	337
Net (impairments) reversals of trade and other receivables	€ (249)	€ 47	€ (279)